Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2036
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 847,365,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,021.11
Offering Note	This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3 (File No. 333-286320) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.